COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under finance lease | vessel			7	8		7
Number of vessels under operating lease from third parties | vessel			2
Charter term, total				10 years
Number of vessels under construction | vessel			10
Outstanding contractual commitments			$ 255,600,000
Outstanding contractual commitments, 2023			$ 159,000,000
Number of vessels with commitment to install scrubbers | vessel			3
Remaining financial commitment			$ 1,200,000
Commitments, fair value disclosure			1,000,000
Performance Guarantee
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum liability under this guarantee			4,000,000
Amount payable under guarantee			$ 0
Frontline And Trafigura | Performance Guarantee
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary					$ 30,000,000	$ 20,000,000
SFL
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under operating lease from third parties | vessel			7
Daily time charter rate			$ 19,135
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit	$ 112,000,000			$ 112,000,000
Charter contract term				10 years
Charter term extension	3 years			3 years
Daily time charter rate		$ 14,900		$ 14,900